Shareholders' Equity (Weighted Average Exercise Price And Fair Value Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Weighted average exercise price per share, Less than market price	$ 0.00	$ 39.60	$ 35.21
Weighted average fair value on grant date, Less than market price, per share	$ 0.00	$ 9.74	$ 8.45